Annual Fund Operating Expenses - Investor A, Institutional - iShares Russell 2000 Small-Cap Index Fund	Apr. 30, 2021	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.01%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.04%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.37%	[1],[3]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.01%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.04%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.12%	[1],[3]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Series’ assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Series pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Russell 2000 Small-Cap Index Fund and Russell 2000 Small-Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”). Management fees are paid by the Series.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.37% (for Investor A Shares) and 0.12% (for Institutional Shares) through June 30, 2023. In addition to the contractual waiver with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through June 30, 2023. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of the Master LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Series, as applicable.